Segmented Information - Disclosure of detailed information about royalty and other property interest by location (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of operating segments [line items]
Number of operating segments | segment	1
Royalty Revenue	$ 20,287	$ 6,913
Option and other property income	4,785	9,591
Interest income	1,549	1,773
Revenue and other income	26,621	18,277
Royalty and other property interests (Note 7)	48,099	53,425	$ 65,648
Fennoscandia
Disclosure of operating segments [line items]
Royalty Revenue	285	317
Option and other property income	678	1,082
Interest income	2	14
Revenue and other income	965	1,413
Royalty and other property interests (Note 7)	524	515
U.S.A.
Disclosure of operating segments [line items]
Royalty Revenue	3,509	2,388
Option and other property income	2,794	4,339
Interest income	112	0
Revenue and other income	6,415	6,727
Royalty and other property interests (Note 7)	5,611	6,026
Eastern Europe and Morocco
Disclosure of operating segments [line items]
Royalty Revenue	16,493	3,985
Option and other property income	0	4,000
Interest income	0	2
Revenue and other income	16,493	7,987
Royalty and other property interests (Note 7)	30,041	34,676
Other
Disclosure of operating segments [line items]
Royalty Revenue	0	223
Option and other property income	1,313	170
Interest income	1,435	1,757
Revenue and other income	2,748	2,150
Royalty and other property interests (Note 7)	$ 2,208	$ 2,466